FMI Large Cap Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Consumer Durables Sector - 3.8%
Tools & Hardware - 3.8%
Allegion PLC	285,000	$40,039,650

Consumer Non-Durables Sector - 3.6%
Household/Personal Care - 3.6%
Unilever PLC - ADR	630,000	37,875,600

Consumer Services Sector - 12.0%
Other Consumer Services - 6.5%
Booking Holdings, Inc.	390,000	69,513,600

Restaurants - 5.5%
Aramark	1,020,000	58,038,000
Total Consumer Services Sector		127,551,600

Distribution Services Sector - 5.3%
Wholesale Distributors - 5.3%
Ferguson Enterprises, Inc.	240,000	56,959,200

Finance Sector - 29.0% (a)
Finance/Rental/Leasing - 3.8%
Sunbelt Rentals Holdings, Inc.	535,000	40,023,350

Investment Banks/Brokers - 6.9%
Charles Schwab Corp.	795,000	73,354,650

Major Banks - 8.4%
Capital One Financial Corp.	265,000	53,164,300
PNC Financial Services Group, Inc.	150,000	36,933,000
		90,097,300
Multi-Line Insurance - 7.6%
Arch Capital Group Ltd. (b)	430,000	41,735,800
Progressive Corp.	180,000	39,321,000
		81,056,800
Property/Casualty Insurance - 2.3%
Berkshire Hathaway, Inc. - Class B (b)	50,000	25,019,500
Total Finance Sector		309,551,600

Health Services Sector - 13.1%
Managed Health Care - 4.5%
UnitedHealth Group, Inc.	115,000	47,797,450

Medical/Nursing Services - 5.3%
Fresenius Medical Care AG - ADR	1,030,000	23,288,300
Koninklijke Philips NV	1,215,000	33,035,853
		56,324,153
Services to the Health Industry - 3.3%
Quest Diagnostics Inc.	170,000	36,031,500
Total Health Services Sector		140,153,103

Health Technology Sector - 4.1%
Medical Specialties - 4.1%
Becton Dickinson & Co.	290,000		43,885,700

Process Industries Sector - 5.0%
Pulp & Paper - 5.0%
Avery Dennison Corp.	330,000		53,575,500

Producer Manufacturing Sector - 10.4%
Building Products - 5.8%
Carlisle Cos., Inc.	50,000		18,137,500
Masco Corp.	545,000		44,346,650
			62,484,150
Industrial Machinery - 4.6%
Carrier Global Corp.	665,000		48,777,750
Total Producer Manufacturing Sector			111,261,900

Retail Trade Sector - 2.8%
Discount Stores - 2.8%
Dollar Tree, Inc. (b)	250,000		30,237,500

Technology Services Sector - 10.0%
Information Technology Services - 10.0%
Accenture PLC - Class A	300,000		37,332,000
CDW Corp.	490,000		68,913,600
Total Technology Services Sector			106,245,600
TOTAL COMMON STOCKS (Cost $784,134,903)			1,057,336,953

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	9,923,212		9,923,212
TOTAL MONEY MARKET FUNDS (Cost $9,923,212)			9,923,212

TOTAL INVESTMENTS - 100.0% (Cost $794,058,115)			1,067,260,165
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00009)	(93,347)
TOTAL NET ASSETS - 100.0%			$1,067,166,818

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.
Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FMI Large Cap Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,057,336,953	$–	$–	$1,057,336,953
Money Market Funds	9,923,212	–	–	9,923,212
Total Investments	$1,067,260,165	$–	$–	$1,067,260,165

Refer to the Schedule of Investments for further disaggregation of investment categories.